Annual Fund Operating Expenses - Retail - Vanguard Global Wellesley Income Fund	Dec. 22, 2020
Investor Shares
Operating Expenses:
Management Fees	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41%
Admiral Shares
Operating Expenses:
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%